UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06121

Morgan Stanley Pacific Growth Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2009

Date of reporting period:	April 30, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Pacific Growth Fund Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2009

Total Return for the 6 Months Ended April 30, 2009
Class A	Class B	Class C	Class I	Class R	Class W
6.33%	6.00%	5.92%	6.61%	6.25%	6.31%

MSCI Japan Index[1]	MSCI All Country Asia Pacific Free ex-Japan Index[2]	50/50 Blended Index[3]	Lipper Pacific Region Funds Index[4]
–2.40%	17.41%	7.37%	7.56%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended April 30, 2009 was a virtual "V" shaped pattern for Japanese equity prices — after a sharp drop for the first three months, equities rallied parabolically from the middle of March through the end of the period. In the first half of the period, economic news remained bleak and the plunge in the global economy continued with a 20-year record drop in industrial production, a 25-year high for U.S. unemployment, a record low for consumer sentiment, and one of the largest single quarter declines in gross domestic product (GDP) for Japan since 1974. This series of negative economic data points as well as severely subdued investor sentiment led the Japanese market, as measured by the Nikkei Index, to fall almost 7,000 points in March, a level last observed in 1982. Furthermore, at one point during the period the median price-to-book ratio valuations for securities listed on the Tokyo Stock Exchange First Section (composed of large companies) fell to 0.8 times, another multi-decade low.

However, the Japanese market, like most global equity markets, began a sharp parabolic move upward on March 9. The rally was triggered by comments from a major U.S. bank that it would be profitable during the first quarter, combined with several rounds of policy action by the G-20 (Group of Twenty Finance Ministers and Central Bank Governors, representing 19 large national economies and the European Union), including lower interest rates globally and pledges by the U.S. Treasury to provide creative mechanisms for institutions to dispose of their "toxic assets." Investors' appetite for risk assets returned and, in particular, renewed their interest in re-allocation to Japan, which is considered a cyclical market (one that is more sensitive to economic changes). This was evident by increasing trading volume and rising stock prices even in the face of some negative news such as downward earnings revisions, falling nominal wages and a drop in housing starts in Japan by almost 25% from a year earlier. Sectors which were sold off the most during prior months had the strongest rebound, as would be expected from investors covering their short positions during this part of the recovery cycle. Some leading economic data such as industrial production rose 1.6 percent higher in March than the previous month — although still 35 percent lower than a year earlier — but confirming for some observers the "plunge phase" of the slowdown is likely over.

We believe the market ecology is undergoing fundamental changes as leveraged players continue to exit the market and market turnover declined from fourth quarter 2008 and into the early months of first quarter 2009. Lower volumes and the exit of short-term players caused a fundamental change in market price signals. Markets priced in a structural slowdown and deflation concerns and as the U.S. and European Union policy response gained traction, began to price risk on a more rational basis. Investors made the distinction between relatively high growth and structurally robust economies/regions, such as Asia, versus crisis economies.

Performance varied widely across markets within the Asia-Pacific region over the six-month period. Indonesia led the gainers, followed by China, Thailand, Hong Kong and Korea, Malaysia, the Philippines, Taiwan, Singapore and India each posted returns in line with that of the MSCI All Country Asia Pacific Free ex-Japan Index, while some developed markets such as Japan, Australia and New Zealand lagged the region.

Performance Analysis

All share classes of Morgan Stanley Pacific Growth Fund Inc. outperformed the MSCI Japan Index and underperformed the MSCI All Country Asia Pacific Free ex-Japan Index, the 50/50 Blended Index (the "Blended Index") and the Lipper Pacific Region Funds Index for the six months ended April 30, 2009, assuming no deduction of applicable sales charges.

Relative to the Blended Index, overall stock selection contributed to performance during the period while sector allocation detracted.

From a top-down perspective, the Fund's overweight allocations in Indonesia and China helped buoy performance but this was insufficient to offset relative weakness from our relative overweight exposure to Japan and underweight exposure to Hong Kong, India and Korea. Cash in the Fund also hurt relative performance, as the Blended Index holds no cash and therefore had greater exposure to the equity market's rebound over this period. From a bottom-up perspective, Japan was the primary positive contributor to performance followed by Hong Kong, where our relative overweight exposure to real estate and consumer discretionary stocks also added to performance. In contrast, negative stock selection in Australia and Korea detracted from performance.

In Japan, both stock selection and sector allocation positively affected relative performance. The Fund's overweight to the technology hardware and equipment and the capital goods sectors and underweight to the utility sector were especially beneficial, representing a complete reversal from the previous review period; for the 12 months ended October 31, 2008, the same sector allocations were the main detractors from performance. Towards the end of the current reporting period, investors shifted their focus to a possible earnings recovery in cyclical sectors (such as technology and capital goods) to the second half of 2009, leading these segments to rally. On the other hand, the Fund's exposure to semiconductor-oriented companies and zero exposure to oil companies detracted from relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 04/30/09
Toyota Motor Corp.	1.9%
China Mobile Ltd.	1.8
China Life Insurance Co., Ltd. (H Shares)	1.8
Taiwan Semiconductor Mfg. Co., Ltd.	1.6
Panasonic Corp.	1.6
Samsung Electronics Co., Ltd.	1.6
China Construction Bank Corp. (H Shares)	1.5
Nintendo Co. Ltd.	1.5
Canon Inc.	1.4
Mitsubishi Corp.	1.4
TOP FIVE COUNTRIES as of 04/30/09
Japan	49.1%
Australia	10.9
China	8.6
Hong Kong	5.5
South Korea	6.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund's assets will be invested in at least three countries. The Fund, however, may invest more than 25 percent of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each

Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2009
Symbol	Class A Shares* (since 07/28/97) TGRAX	Class B Shares** (since 11/30/90) TGRBX	Class C Shares† (since 07/28/97) TGRCX	Class I Shares†† (since 07/28/97) TGRDX	Class R Shares# (since 03/31/08) TGRRX	Class W Shares## (since 03/31/08) TGRWX
1 Year	–37.64%[5] –40.91 [6]	–38.09%[5] –41.19 [6]	–38.13%[5] –38.75 [6]	–37.43%[5] —	–37.79%[5] —	–37.69%[5] —
5 Years	3.83 [5] 2.71 [6]	3.04 [5] 2.68 [6]	3.07 [5] 3.07 [6]	4.09 [5] —	— —	— —
10 Years	2.67 [5] 2.11 [6]	2.01 [5] 2.01 [6]	1.90 [5] 1.90 [6]	2.90 [5] —	— —	— —
Since Inception	–1.41 [5] –1.86 [6]	3.06 [5] 3.06 [6]	–2.12 [5] –2.12 [6]	–1.17 [5] —	–32.03 [5] —	–31.91 [5] —
Gross Expense Ratio	1.72	2.47	2.38	1.48	2.01	1.86

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in Asia Pacific Region, excluding Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Returns prior to 12/31/98 reflect those using "gross dividends" as the "net dividends" data was not available until after 12/31/98. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The 50/50 Blended Index is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All Country Asia Pacific Free ex-Japan, with each index weighted equally. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Lipper Pacific Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pacific Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper Pacific Region Funds classification as of the date of this report.

(5)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/08 – 04/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/08	04/30/09	11/01/08 – 04/30/09
Class A
Actual (6.33% return)	$1,000.00	$1,063.30	$11.25
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.88	$10.99
Class B
Actual (6.00% return)	$1,000.00	$1,060.00	$15.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.17	$14.70
Class C
Actual (5.92% return)	$1,000.00	$1,059.20	$15.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.17	$14.70
Class I
Actual (6.61% return)	$1,000.00	$1,066.10	$9.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.12	$9.74
Class R
Actual (6.25% return)	$1,000.00	$1,062.50	$12.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.65	$12.23
Class W
Actual (6.31% return)	$1,000.00	$1,063.10	$11.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.39	$11.48

  @  Expenses are equal to the Fund's annualized expense ratios of 2.20%, 2.95%, 2.95%, 1.95% , 2.45% and 2.30% for Class A, Class B, Class C, Class I ,Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Australia (10.9%)
	Airlines
413,823	Qantas Airways Ltd.	$595,476
	Apparel/Footwear
87,883	Billabong International Ltd. (c)	670,624
	Biotechnology
35,173	CSL Ltd.	879,843
	Casino/Gaming
141,280	Tatts Group Ltd.	284,410
	Chemicals: Agricultural
264,877	Incitec Pivot Ltd.	406,173
	Data Processing Services
88,423	Computershare Ltd.	587,349
	Food Retail
27,639	Woolworths Ltd.	536,715
	Investment Banks/Brokers
53,293	ASX Ltd. (c)	1,267,267
	Investment Managers
204,084	AMP Ltd.	769,770
	Major Banks
22,588	Australia and New Zealand Banking Group Ltd.	261,011
14,910	Commonwealth Bank of Australia	380,446
31,997	National Australia Bank Ltd.	479,726
46,153	Westpac Banking Corp.	644,000
		1,765,183
	Major Telecommunications
402,316	Telstra Corp., Ltd.	973,635
	Medical Specialties
6,612	Cochlear Ltd.	238,822
	Other Metals/Minerals
19,472	BHP Billiton Ltd.	470,813
	Property - Casualty Insurers
29,523	QBE Insurance Group Ltd. (c)	467,522

NUMBER OF SHARES		VALUE
	Publishing: Newspapers
975,585	Fairfax Media Ltd. (c)	$840,172
	Trucking
87,171	Toll Holdings Ltd.	373,774
	Total Australia	11,127,548
	Bermuda (1.9%)
	Apparel/Footwear Retail
105,700	Esprit Holdings Ltd.	652,608
	Electronics/Appliance Stores
4,262,000	GOME Electrical Appliances Holdings Ltd.	615,924
	Real Estate Development
116,000	Hongkong Land Holdings Ltd.	290,000
	Wholesale Distributors
130,000	Li & Fung Ltd.	369,030
	Total Bermuda	1,927,562
	Cayman Islands (1.0%)
	Advertising/Marketing Services
10,200	Focus Media Holdings Ltd. (ADR) (a) (c)	64,260
	Apparel/Footwear
576,000	Belle International Holdings Ltd.	443,703
	Manufacturers
549,200	China Zhongwang Holdings Ltd. (a)	496,048
	Total Cayman Islands	1,004,011
	China (8.6%)
	Coal
86,000	Yanzhou Coal Mining Co., Ltd. (H Shares)	81,339
	Construction Materials
121,000	Anhui Conch Cement Company Ltd. (H Shares)	811,085

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electric Utilities
278,000	Datang International Power Generation Co., Ltd. (H Shares)	$134,874
	Integrated Oil
1,466,000	PetroChina Co., Ltd.	1,297,638
	Investment Trusts/ Mutual Funds
100,000	Investment Co. of China (b)	—
	Life/Health Insurance
511,000	China Life Insurance Co., Ltd. (H Shares)	1,803,324
	Major Banks
621,900	Bank of China Ltd. (H Shares)	232,709
1,813,000	Industrial and Commercial Bank of China Ltd. (H Shares)	1,043,345
		1,276,054
	Motor Vehicles
1,195,000	Dongfeng Motor Group Co., Ltd. (H Shares)	900,484
	Multi-Line Insurance
118,500	Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	741,576
	Regional Banks
2,658,000	China Construction Bank Corp. (H Shares)	1,550,204
	Specialty Telecommunications
302,000	China Communications Services Corp., Ltd.	179,250
	Total China	8,775,828
	Hong Kong (5.5%)
	Electric Utilities
218,000	China Resources Power Holdings Co., Ltd.	492,255
	Engineering & Construction
217,800	New World Development Co., Ltd.	288,337

NUMBER OF SHARES		VALUE
	Financial Conglomerates
138,250	Wharf (Holdings) Ltd. (The)	$459,344
	Industrial Conglomerates
58,500	Beijing Enterprises Holdings Ltd.	258,531
31,000	Hutchison Whampoa Ltd.	183,999
		442,530
	Major Banks
84,500	BOC Hong Kong (Holdings) Ltd.	120,589
13,300	Hang Seng Bank Ltd.	148,616
		269,205
	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	572,706
363,000	Sino-Ocean Land Holdings Ltd.	269,789
21,000	Sun Hung Kai Properties Ltd.	218,805
		1,061,300
	Tobacco
207,000	Shanghai Industrial Holdings Ltd.	713,144
	Wireless Telecommunications
212,000	China Mobile Ltd.	1,840,969
	Total Hong Kong	5,567,084
	India (2.4%)
	Electrical Products
14,939	Bharat Heavy Electricals Ltd.	495,848
	Motor Vehicles
46,468	Hero Honda Motors Ltd.	1,099,195
	Regional Banks
36,808	HDFC Bank Ltd.	813,385
	Total India	2,408,428
	Indonesia (3.8%)
	Coal
2,161,500	PT Bumi Resources Tbk	302,222
	Construction Materials
411,000	PT Indocement Tunggal Prakarsa Tbk	227,147

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Gas Distributors
1,124,500	PT Perusahaan Gas Negara	$276,212
	Major Telecommunications
1,308,500	PT Telekomunkasi Indonesia Tbk (Series B)	970,404
	Motor Vehicles
245,500	PT Astra International Tbk	417,478
	Regional Banks
1,798,500	PT Bank Central Asia Tbk	569,199
2,453,500	PT Bank Mandiri	643,218
865,500	PT Bank Rakyat Indonesia	474,247
		1,686,664
	Total Indonesia	3,880,127
	Japan (49.1%)
	Auto Parts: O.E.M.
35,700	NIFCO Inc.	471,318
16,300	Toyoda Gosei Co., Ltd.	317,505
		788,823
	Building Products
168,000	Nippon Sheet Glass Company, Ltd. (c)	471,872
113,000	Sanwa Holdings Corp.	311,661
		783,533
	Chemicals: Major Diversified
148,000	Mitsubishi Chemical Holdings Corp. (c)	559,765
	Chemicals: Specialty
161,000	Daicel Chemical Industries, Ltd. (c)	672,602
244,000	Denki Kagaku Kogyo Kabushiki Kaisha (c)	539,363
136,000	Kaneka Corp.	786,047
67,800	Shin-Etsu Polymer Co., Ltd.	354,056
		2,352,068
	Commercial Printing/Forms
68,000	Dai Nippon Printing Co., Ltd.	717,785
13,800	Nissha Printing Co., Ltd. (c)	401,602
		1,119,387

NUMBER OF SHARES		VALUE
	Computer Peripherals
54,000	Mitsumi Electric Co., Ltd.	$888,684
	Computer Processing Hardware
274,000	Fujitsu Ltd. (c)	1,166,903
	Electric Utilities
21,200	Tokyo Electric Power Co., Inc. (c)	496,573
	Electrical Products
229,000	Furukawa Electric Co., Ltd. (c)	682,681
	Electronic Components
19,000	TDK Corp.	857,331
	Electronic Distributors
29,400	Ryosan Co., Ltd.	620,077
	Electronic Equipment/ Instruments
49,300	Canon Inc.	1,474,701
16,500	Kyocera Corp.	1,274,893
306,000	NEC Corp. (c)	1,011,519
113,300	Panasonic Corporation	1,642,861
104,000	Ricoh Co., Ltd.	1,268,627
277,000	Toshiba Corp. (c)	943,744
		7,616,345
	Electronic Production Equipment
29,600	Hitachi High-Technologies Corp.	412,995
	Electronics/Appliances
76,900	Casio Computer Co., Ltd. (c)	580,142
37,400	FUJIFILM Holdings Corp.	948,084
31,500	Sony Corp.	808,102
		2,336,328
	Engineering & Construction
56,000	Kyudenko Corp.	347,516
48,000	Maeda Road Construction Co., Ltd.	399,108
177,000	Obayashi Corp. (c)	868,668
30,000	Sanki Engineering Co., Ltd.	202,596
		1,817,888

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing
47,500	Hitachi Capital Corp. (c)	$522,587
	Food Retail
28,000	FamilyMart Co., Ltd.	769,418
	Food: Meat/Fish/Dairy
44,000	Nippon Meat Packers, Inc.	451,957
	Food: Specialty/Candy
24,500	House Foods Corp. (c)	332,397
	Home Building
145,000	Sekisui Chemical Co., Ltd.	761,610
86,000	Sekisui House, Ltd.	738,613
		1,500,223
	Industrial Conglomerates
227,000	Hitachi Ltd.	784,902
	Industrial Machinery
112,000	Amada Co., Ltd.	687,082
80,000	Daifuku Co., Ltd.	476,982
38,200	Daikin Industries, Ltd.	1,024,528
23,100	Fuji Machine Mfg. Co., Ltd.	207,296
56,000	Fujitec Co., Ltd.	220,320
327,000	Mitsubishi Heavy Industries, Ltd. (c)	1,064,358
156,000	Tsubakimoto Chain Co.	509,349
		4,189,915
	Industrial Specialties
40,700	Lintec Corp.	554,662
115,000	Toyo Ink Mfg. Co., Ltd.	249,544
		804,206
	Major Telecommunications
20,400	Nippon Telegraph & Telephone Corp.	761,225
	Metal Fabrications
132,000	Minebea Co., Ltd. (c)	507,280
180,000	Mitsui Mining & Smelting Co.	354,086
		861,366
	Miscellaneous Manufacturing
32,600	Kurita Water Industries Ltd. (c)	786,737

NUMBER OF SHARES		VALUE
	Motor Vehicles
204,700	Nissan Motor Co., Ltd. (c)	$1,058,578
60,200	Suzuki Motor Corp. (c)	1,124,401
49,500	Toyota Motor Corp.	1,932,417
49,900	Yamaha Motor Co., Ltd.	524,704
		4,640,100
	Movies/Entertainment
24,900	TOHO Co., Ltd. (c)	329,239
	Pharmaceuticals: Other
36,400	Astellas Pharma Inc.	1,184,790
62,100	Daiichi Sankyo Co., Ltd.	1,042,136
24,200	Ono Pharmaceutical Co., Ltd. (c)	1,025,715
		3,252,641
	Railroads
14,200	East Japan Railway Co.	800,568
	Recreational Products
5,600	Nintendo Co., Ltd.	1,493,977
52,600	Yamaha Corp.	598,430
		2,092,407
	Semiconductors
15,200	Rohm Co., Ltd.	929,385
	Steel
98,000	Nippon Steel Corp.	327,925
	Textiles
56,000	Nisshinbo Industries, Inc. (c)	586,575
221,000	Teijin Ltd. (c)	564,713
		1,151,288
	Wholesale Distributors
147,000	Marubeni Corp.	530,643
91,700	Mitsubishi Corp.	1,404,046
53,000	Nagase & Co., Ltd.	406,287
		2,340,976
	Total Japan	50,128,843
	Malaysia (1.0%)
	Electric Utilities
123,000	Tenaga Nasional Berhad	253,947

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Engineering & Construction
143,900	IJM Corp. Berhad	$202,107
	Financial Conglomerates
240,500	AMMB Holdings Berhad	212,126
	Regional Banks
157,800	Bumiputra - Commerce Holdings Bhd	356,823
	Total Malaysia	1,025,003
	Pakistan (0.0%)
	Construction Materials
68,700	Lucky Cement Ltd. (a)	46,958
	Philippines (0.5%)
	Financial Conglomerates
110,270	Ayala Corp.	503,948
	Singapore (1.2%)
	Industrial Conglomerates
20,000	Keppel Corp. Ltd.	80,783
	Major Banks
21,000	DBS Group Holdings Ltd.	134,752
68,600	Oversea-Chinese Banking Corp., Ltd.	272,454
		407,206
	Major Telecommunications
226,000	Singapore Telecommunications Ltd.	390,787
	Publishing: Newspapers
31,000	Singapore Press Holdings Ltd. (c)	60,723
	Real Estate Development
34,000	Capitaland Ltd.	63,384
	Regional Banks
22,500	United Overseas Bank Ltd.	174,772
	Total Singapore	1,177,655
	South Korea (6.4%)
	Advertising/Marketing Services
1,704	Cheil Worldwide Inc.	309,456

NUMBER OF SHARES		VALUE
	Apparel/Footwear
1,940	Cheil Industries Inc.	$69,556
	Chemicals: Specialty
2,327	LG Chem Ltd.	256,641
	Electronics/Appliances
4,435	LG Electronics Inc.	366,415
26,260	Woongjin Coway Co., Ltd.	653,942
		1,020,357
	Financial Conglomerates
25,904	Shinhan Financial Group Co., Ltd.	640,029
	Household/Personal Care
294	Amorepacific Corp.	156,739
	Industrial Specialties
16,400	SSCP Co., Ltd. (a)	168,730
	Internet Software/Services
3,450	NHN Corp. (a)	418,141
	Major Banks
17,130	KB Financial Group, Inc. (a)	530,723
	Property - Casualty Insurers
502	Samsung Fire & Marine Insurance Co., Ltd.	68,472
	Semiconductors
3,500	Samsung Electronics Co., Ltd.	1,614,965
	Telecommunication Equipment
31,190	LG Telecom Ltd.	219,035
	Tobacco
8,090	KT&G Corp.	445,171
	Wireless Telecommunications
4,515	SK Telecom Co., Ltd.	645,754
	Total South Korea	6,563,769
	Taiwan (6.5%)
	Computer Peripherals
432,250	Hon Hai Precision Industry Co., Ltd.	1,249,432

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

NUMBER OF SHARES		VALUE
	Computer Processing Hardware
325,405	Acer Inc.	$622,799
	Financial Conglomerates
439,900	Cathay Financial Holding Co., Ltd.	492,790
493,000	Fubon Financial Holding Co., Ltd.	383,089
501,000	Yuanta Financial Holding Co., Ltd. (a)	293,873
		1,169,752
	Major Telecommunications
287,651	Chunghwa Telecom Co., Ltd. (a)	547,931
	Semiconductors
270,000	Siliconware Precision Industries Co. (a)	338,791
990,461	Taiwan Semiconductor Mfg. Co. Ltd.	1,653,090
		1,991,881
	Telecommunication Equipment
73,700	HTC Corp.	998,310
	Total Taiwan	6,580,105
	Thailand (0.3%)
	Coal
21,700	Banpu Public Co Ltd (NVDR)	174,658
	Major Banks
102,400	Kasikornbank PCL (Alien Shares)	162,517
	Total Thailand	337,175
	Total Common Stocks (Cost $118,200,216)	101,054,044
	Preferred Stock (0.3%) South Korea
	Semiconductors
1,335	Samsung Electronics Co., Ltd. (Cost $528,001)	345,456

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (0.0%)
	Malaysia
	Hotels/Resorts/ Cruiselines
14,390	IJM LAND BHD (Cost $3,685)	09/11/13	$1,576

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (15.2%)
	Securities held as Collateral on Loaned Securities
	Repurchase Agreements (2.4%)
$633	Barclays Capital (0.60% dated 04/30/09, due 05/01/09; proceeds $633,179) fully collateralized by common stock at the date of this Portfolio of Investments as follows: Hasbro Inc.; valued at $664,872	633,168
633	Citigroup (0.60% dated 04/01/09, due 05/01/09; proceeds $633,179) full collateralized by convertible preferred stock at the date of this Portfolio of Investments as follows: CIT Group Inc. 8.75%, due 01/01/49; valued at $665,282	633,168
934	Banc of America Securities LLC (0.18% dated 04/30/09, due 05/01/09; proceeds $934,224) fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: GNMA 6.00%, due 10/20/38; valued at $948,562	934,219

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$211	Banc of America Securities LLC (0.30% dated 04/30/09, due 05/01/09; proceeds $211,058) fully collateralized by commercial paper at the date of this Portfolio of Investments as follows: Bank of New Zealand International Funding Ltd. 1.249% due 09/17/09; valued at $215,288	$211,057
	Total Repurchase Agreements (Cost $2,411,612)	2,411,612
NUMBER OF SHARES (000)
	Investment Company (d) (12.8%)
13,043	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $13,043,945)	13,043,945
	Total Securities Held as Collateral on Loaned Securities (Cost $15,455,557)	15,455,557
	Investment Company (d) (0.0%)
38	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $38,294)	38,294
	Total Short-Term Investments (Cost $15,493,851)	15,493,851

Total Investments (Cost $134,225,753) (e)	114.6%	116,894,927
Liabilities in Excess of Other Assets	(14.6)	(14,870,409)
Net Assets	100.0%	$102,024,518

  ADR  American Depositary Receipt.

  NVDR  Non-Voting Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investor.

  (c)  All or a portion of this security was on loan as of April 30, 2009.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,608,741 and the aggregate gross unrealized depreciation is $25,939,567, resulting in net unrealized depreciation of $17,330,826.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments  ■  April 30, 2009 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electronic Equipment/ Instruments	$7,616,345	7.5%
Motor Vehicles	7,057,257	7.0
Semiconductors	4,881,687	4.8
Regional Banks	4,581,848	4.5
Major Banks	4,410,888	4.3
Industrial Machinery	4,189,915	4.1
Major Telecommunications	3,643,982	3.6
Electronics/Appliances	3,356,685	3.3
Pharmaceuticals: Other	3,252,641	3.2
Financial Conglomerates	2,985,199	2.9
Wholesale Distributors	2,710,006	2.7
Chemicals: Specialty	2,608,709	2.6
Wireless Telecommunications	2,486,723	2.4
Engineering & Construction	2,308,332	2.3
Computer Peripherals	2,138,116	2.1
Recreational Products	2,092,407	2.1
Life/Health Insurance	1,803,324	1.8
Computer Processing Hardware	1,789,702	1.8
Home Building	1,500,223	1.5
Real Estate Development	1,414,684	1.4
Electric Utilities	1,377,649	1.4
Industrial Conglomerates	1,308,215	1.3
Food Retail	1,306,133	1.3
Integrated Oil	1,297,638	1.3
Investment Banks/Brokers	1,267,267	1.2
Telecommunication Equipment	1,217,345	1.2
Apparel/Footwear	1,183,883	1.2
Electrical Products	1,178,529	1.2
Tobacco	1,158,315	1.1
Textiles	1,151,288	1.1
Commercial Printing/Forms	1,119,387	1.1
Construction Materials	1,085,190	1.1
Industrial Specialties	972,936	1.0
Publishing: Newspapers	900,895	0.9
Biotechnology	879,843	0.9
Metal Fabrications	861,366	0.8
Electronic Components	857,331	0.8
Railroads	800,568	0.8
Auto Parts: O.E.M.	788,823	0.8

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Miscellaneous Manufacturing	$786,737		0.8%
Building Products	783,533		0.8
Investment Managers	769,770		0.8
Multi-Line Insurance	741,576		0.7
Apparel/Footwear Retail	652,608		0.6
Electronic Distributors	620,077		0.6
Electronics/Appliance Stores	615,924		0.6
Airlines	595,476		0.6
Data Processing Services	587,349		0.6
Chemicals: Major Diversified	559,765		0.5
Coal	558,219		0.5
Property - Casualty Insurers	535,994		0.5
Finance/Rental/Leasing	522,587		0.5
Manufacturers	496,048		0.5
Other Metals/Minerals	470,813		0.5
Food: Meat/Fish/Dairy	451,957		0.4
Internet Software/Services	418,141		0.4
Electronic Production Equipment	412,995		0.4
Chemicals: Agricultural	406,173		0.4
Trucking	373,774		0.4
Advertising/Marketing Services	373,716		0.4
Food: Specialty/Candy	332,397		0.3
Movies/Entertainment	329,239		0.3
Steel	327,925		0.3
Casino/Gaming	284,410		0.3
Gas Distributors	276,212		0.3
Medical Specialties	238,822		0.2
Specialty Telecommunications	179,250		0.2
Household/Personal Care	156,739		0.2
Short-Term Investments	38,294		0.0
Hotels/Resorts/Cruiselines	1,576		0.0
	$101,439,370	^	100.0%

  ^  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $121,143,514) (including $14,481,738 for securities loaned)	$103,812,688
Investment in affiliate, at value (cost $13,082,239)	13,082,239
Cash (including foreign currency valued at $30,003 with a cost of $31,646)	30,003
Receivable for:
Dividends	579,279
Investments sold	550,615
Foreign withholding taxes reclaimed	171,228
Capital stock sold	96,437
Dividends from affiliate	43
Prepaid expenses and other assets	171,031
Total Assets	118,493,563
Liabilities:
Collateral on securities loaned at value	15,455,557
Payable for:
Investments purchased	501,054
Capital stock redeemed	107,732
Investment advisory fee	70,614
Distribution fee	29,272
Transfer agent fee	26,327
Administration fee	6,497
Accrued expenses and other payables	271,992
Total Liabilities	16,469,045
Net Assets	$102,024,518
Composition of Net Assets:
Paid-in-capital	$164,992,138
Net unrealized depreciation	(17,352,451)
Accumulated net investment loss	(26,517)
Accumulated net realized loss	(45,588,652)
Net Assets	$102,024,518
Class A Shares:
Net Assets	$86,489,333
Shares Outstanding (500,000,000 authorized, $.01 par value)	5,619,196
Net Asset Value Per Share	$15.39
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$16.24
Class B Shares:
Net Assets	$10,469,687
Shares Outstanding (500,000,000 authorized, $.01 par value)	714,246
Net Asset Value Per Share	$14.66
Class C Shares:
Net Assets	$4,491,592
Shares Outstanding (500,000,000 authorized, $.01 par value)	306,076
Net Asset Value Per Share	$14.67
Class I Shares:
Net Assets	$442,057
Shares Outstanding (500,000,000 authorized, $.01 par value)	28,344
Net Asset Value Per Share	$15.60
Class R Shares:
Net Assets	$65,871
Shares Outstanding (500,000,000 authorized, $.01 par value)	4,291
Net Asset Value Per Share	$15.35
Class W Shares:
Net Assets	$65,978
Shares Outstanding (500,000,000 authorized, $.01 par value)	4,296
Net Asset Value Per Share	$15.36

Statement of Operations

For the six months ended April 30, 2009 (unaudited)

Net Investment Income: Income
Dividends (net of $96,952 foreign withholding tax)	$1,143,334
Income from securities loaned – net	55,181
Dividends from affiliate	11,571
Total Income	1,210,086
Expenses
Investment advisory fee	421,780
Transfer agent fees and expenses	165,142
Professional fees	108,772
Distribution fee (Class A shares)	102,255
Distribution fee (Class B shares)	52,759
Distribution fee (Class C shares)	20,686
Distribution fee (Class R shares)	148
Distribution fee (Class W shares)	104
Custodian fees	101,019
Shareholder reports and notices	43,961
Registration fees	41,824
Administration fee	38,784
Directors' fees and expenses	3,985
Other	21,255
Total Expenses	1,122,474
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,214)
Net Expenses	1,121,260
Net Investment Income	88,826
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(15,589,383)
Foreign exchange transactions	52,216
Net Realized Loss	(15,537,167)
Change in Unrealized Appreciation/ Depreciation on:
Investments	20,702,635
Net translation of other assets and liabilities denominated in foreign currencies	(54,041)
Net Change in Unrealized Appreciation/Depreciation	20,648,594
Net Gain	5,111,427
Net Increase	$5,200,253

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$88,826	$959,265
Net realized gain (loss)	(15,537,167)	10,359,651
Net change in unrealized appreciation/depreciation	20,648,594	(124,504,981)
Net Increase (Decrease)	5,200,253	(113,186,065)
Dividends to Shareholders from Net investment income
Class A shares	(798,622)	(586,384)
Class I shares	(4,893)	(6,345)
Class R shares	(551)	—
Class W shares	(631)	—
Total Dividends	(804,697)	(592,729)
Net decrease from capital stock transactions	(9,176,524)	(24,506,106)
Net Decrease	(4,780,968)	(138,284,900)
Net Assets:
Beginning of period	106,805,486	245,090,386
End of Period (Including accumulated net investment loss of $26,517 and accumulated undistributed net investment income of $689,354, respectively)	$102,024,518	$106,805,486

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure and on March 31, 2008, commenced offering of Class R and Class W shares.

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) ) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the "Sub-Advisers"), affiliates of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2009 were $14,481,738 and $15,455,557, respectively. The Fund received cash collateral of $15,455,557 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of the daily net assets not exceeding $1 billion; 0.82% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under the Sub-Advisory Agreements between the Sub-Advisers and the Investment Adviser, the Sub-Advisers invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid MSAITM and MSIMC compensation of $123,898 and $103,845, respectively, for the six months ended April 30, 2009.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; (iii) Class C — up to 1.0% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $42,522,878 at April 30, 2009.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plans in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2008, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.00%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $73, $10,870 and $460, respectively and received $4,099 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2009 advisory fees paid were reduced by $1,214 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $11,571 for the six months ended April 30, 2009. During the six months ended April 30, 2009, cost of purchases and sales of

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $3,632,646 and $7,011,383, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2009 aggregated $20,913,792 and $23,100,684, respectively.

For the six months ended April 30, 2009, the Fund incurred brokerage commissions of $744 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2009, included in "directors' fees and expenses" in the Statement of Operations amounted to $2,646. At April 30, 2009, the Fund had an accrued pension liability of $56,242 which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

5. Capital Stock

Transactions in capital stock were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	238,354	$3,358,786	616,720	$12,496,719
Conversion from Class B	13,068	177,408	165,483	4,137,955
Reinvestment of distributions	55,481	785,057	20,334	530,506
Redeemed	(822,197)	(11,126,567)	(1,294,961)	(28,744,484)
Net decrease — Class A	(515,294)	(6,805,316)	(492,424)	(11,579,304)
CLASS B SHARES
Sold	11,423	153,317	126,011	2,979,866
Conversion to Class A	(13,712)	(177,408)	(173,954)	(4,137,955)
Redeemed	(165,314)	(2,153,518)	(487,473)	(10,338,436)
Net decrease — Class B	(167,603)	(2,177,609)	(535,416)	(11,496,525)
CLASS C SHARES
Sold	8,297	110,806	55,722	1,240,878
Redeemed	(27,609)	(356,645)	(126,305)	(2,605,828)
Net decrease — Class C	(19,312)	(245,839)	(70,583)	(1,364,950)
CLASS I SHARES
Sold	4,852	75,139	1,905	47,628
Reinvestment of distributions	327	4,685	140	3,694
Redeemed	(2,010)	(28,766)	(20,417)	(316,649)
Net increase (decrease) — Class I	3,169	51,058	(18,372)	(265,327)
CLASS R SHARES
Sold	—	—	4,252	100,000
Reinvestment of distributions	39	551	—	—
Net increase — Class R	39	551	4,252	100,000
CLASS W SHARES
Sold	—	—	4,252	100,000
Reinvestment of distributions	44	631	—	—
Net increase — Class W	44	631	4,252	100,000
Net decrease in Fund	(698,957)	$(9,176,524)	(1,108,291)	$(24,506,106)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securites to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2009, investments in securities of issuers in Japan represented 49.1% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this country.

At April 30, 2009, the Fund's cash balance consisted principally of interest bearing deposits with the Fund's custodian.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2008 the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

9. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$116,894,927	$114,483,315	$2,411,612	—

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

10. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No. 133("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for that asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund's financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 ("SFAS 165"), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have on the Fund's financial statement disclosures.

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.61		$29.20		$19.55		$15.51	$13.01	$11.85
Income (loss) from investment operations:
Net investment income(1)	0.02		0.16		0.02		0.01	0.01	0.01
Net realized and unrealized gain (loss)	0.89		(14.66)		9.66		4.03	2.49	1.15
Total income (loss) from investment operations	0.91		(14.50)		9.68		4.04	2.50	1.16
Less dividends from net investment income	(0.13)		(0.09)		(0.03)		–	–	–
Net asset value, end of period	$15.39		$14.61		$29.20		$19.55	$15.51	$13.01
Total Return(2)	6.33	%(6)	(49.79)%		49.59%		26.05%	19.22%	9.79%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.20	%(4)(7)	1.72	%(4)	1.67	%(4)	1.77%	1.81%	1.74%
Net investment income	0.30	%(4)(7)	0.67	%(4)	0.10	%(4)	0.04%	0.06%	0.04%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$86,489		$89,605		$193,477		$135,555	$118,778	$5,863
Portfolio turnover rate	22	%(6)	42%		49%		41%	25%	26%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.83		$27.75		$18.70		$14.95	$12.64	$11.60
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		(0.04)		(0.15)		(0.13)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	0.86		(13.88)		9.20		3.88	2.41	1.13
Total income (loss) from investment operations	0.83		(13.92)		9.05		3.75	2.31	1.04
Net asset value, end of period	$14.66		$13.83		$27.75		$18.70	$14.95	$12.64
Total Return(2)	6.00	%(6)	(50.16)%		48.40%		25.08%	18.28%	8.97%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.95	%(4)(7)	2.47	%(4)	2.43	%(4)	2.52%	2.56%	2.51%
Net investment loss	(0.45	)%(4)(7)	(0.17	)%(4)	(0.66	)%(4)	(0.71)%	(0.69)%	(0.73)%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$10,470		$12,198		$39,328		$43,199	$50,266	$173,504
Portfolio turnover rate	22	%(6)	42%		49%		41%	25%	26%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.85		$27.77		$18.71		$14.95	$12.63	$11.59
Income (loss) from investment operations:
Net investment loss(1)	(0.03)		0.00		(0.14)		(0.11)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	0.85		(13.92)		9.20		3.87	2.41	1.13
Total income (loss) from investment operations	0.82		(13.92)		9.06		3.76	2.32	1.04
Net asset value, end of period	$14.67		$13.85		$27.77		$18.71	$14.95	$12.63
Total Return(2)	5.92	%(6)	(50.13)%		48.42%		25.15%	18.37%	8.97%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.95	%(4)(7)	2.38	%(4)	2.43	%(4)	2.48%	2.55%	2.51%
Net investment loss	(0.45	)%(4)(7)	(0.01	)%(4)	(0.66	)%(4)	(0.67)%	(0.68)%	(0.73)%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$4,492		$4,506		$10,995		$8,027	$6,197	$7,885
Portfolio turnover rate	22	%(6)	42%		49%		41%	25%	26%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.83		$29.64		$19.85		$15.71	$13.14	$11.94
Income (loss) from investment operations:
Net investment income(1)	0.04		0.22		0.09		0.05	0.11	0.03
Net realized and unrealized gain (loss)	0.92		(14.88)		9.78		4.09	2.46	1.17
Total income (loss) from investment operations	0.96		(14.66)		9.87		4.14	2.57	1.20
Less dividends from net investment income	(0.19)		(0.15)		(0.08)		–	–	–
Net asset value, end of period	$15.60		$14.83		$29.64		$19.85	$15.71	$13.14
Total Return(2)	6.61	%(6)	(49.69)%		49.89%		26.35%	19.56%	10.05%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.95	%(4)(7)	1.48	%(4)	1.43	%(4)	1.52%	1.56%	1.51%
Net investment income	0.55	%(4)(7)	0.93	%(4)	0.34	%(4)	0.29%	0.31%	0.27%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	–	–	–
Supplemental Data:
Net assets, end of period, in thousands	$442		$373		$1,291		$2,120	$7,484	$2,559
Portfolio turnover rate	22	%(6)	42%		49%		41%	25%	26%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.58		$23.52
Income (loss) from investment operations:
Net investment income(1)	0.01		0.09
Net realized and unrealized gain (loss)	0.89		(9.03)
Total income (loss) from investment operations	0.90		(8.94)
Less dividends from net investment income	(0.13)		–
Net asset value, end of period	$15.35		$14.58
Total Return(2)	6.25	%(6)	(38.01	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.45	%(4)(7)	2.01	%(4)(7)
Net investment income	0.05	%(4)(7)	0.71	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$66		$62
Portfolio turnover rate	22	%(6)	42	%(6)

  @@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.60		$23.52
Income (loss) from investment operations:
Net investment income(1)	0.02		0.11
Net realized and unrealized gain (loss)	0.89		(9.03)
Total income (loss) from investment operations	0.91		(8.92)
Less dividends from net investment income	(0.15)		–
Net asset value, end of period	$15.36		$14.60
Total Return(2)	6.31	%(6)	(37.93	)%(6)
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.30	%(4)(7)	1.86	%(4)(7)
Net investment income	0.20	%(4)(7)	0.86	%(4)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)(7)
Supplemental Data:
Net assets, end of period, in thousands	$66		$62
Portfolio turnover rate	22	%(6)	42	%(6)

@@@  The date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's

Morgan Stanley Pacific Growth Fund Inc.

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Asset & Investment Trust Management Co., Limited
Yabisu Garden Place Tower, 20-3
Ebisu 4-chome Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

TGRSAN
IU09-02735P-Y04/09

INVESTMENT MANAGEMENT

Morgan Stanley
Pacific Growth Fund Inc.

Semiannual Report

April 30, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 23, 2009

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